May 01, 2018

IMPORTANT INFORMATION REGARDING A CHANGE TO THE

INVESTMENT POLICY AND INVESTMENT OBJECTIVE

FOR VY® TEMPLETON FOREIGN EQUITY PORTFOLIO

VOYA PARTNERS INC.

VY® Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated February 11, 2019
to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class
Prospectus and Summary Prospectuses each dated May 1, 2018
(the “Prospectus” and collectively the “Prospectuses”)

On January 25, 2019, the Portfolio’s Board of Directors (the “Board”) approved changes with respect to the Portfolio’s name, investment objective, principal investment strategies, sub-adviser, portfolio managers, management fee, sub-advisory fee and expense limits. From April 16, 2019 through the close of business on April 30, 2019, the Portfolio will be in a “transition period” and the transition manager may hold a large portion of the Portfolio’s assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time. In addition, these transactions will also result in transactional costs, which will be borne by the Portfolio and the Portfolio’s investment adviser.

Effective on or about May 1, 2019, the Portfolio’s Prospectuses are revised as follows:

1.	All references to “VY® Templeton Foreign Equity Portfolio” are hereby deleted and replaced with “Voya International High Dividend Low Volatility Portfolio.”

2.	The section entitled “Investment Objective” of the Portfolio’s Prospectuses is deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return.

3.	The section entitled “Annual Portfolio Operating Expenses” in the summary section of the Portfolio’s Prospectuses is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		A	I	R6[2]	S	S2
Management Fees	%	0.60	0.60	0.60	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	None	0.25	0.40
Other Expenses	%	0.10	0.10	0.10	0.10	0.10
Total Annual Fund Operating Expenses	%	1.20	0.70	0.70	0.95	1.10
Waivers and Reimbursements[3]	%	None	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.20	0.70	0.70	0.95	1.10

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other Expenses are estimated for the current year.
[3]	The adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00% and 1.15% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively, through May 1, 2020. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s Board.

4.	The table in the section entitled “Expense Examples” in the summary section of the Portfolio’s Prospectuses is deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$122	381	660	1,455
I	$72	224	390	871
R6	$72	224	390	871
S	$97	303	525	1,166
S2	112	350	606	1,340

5.	The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities included in the MSCI EAFE IndexSM (“Index”). Under normal market conditions, the Portfolio invests at least 65% of its total assets in equity securities of issuers in a number of different countries other than the United States.

The sub-adviser (“Sub-Adviser”) seeks to maximize total return to the extent consistent with maintaining lower volatility than the Index. Volatility generally measures how much a fund’s returns have varied over a specified time frame.

The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.

The Portfolio may invest in real estate-related securities including real estate investment trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

The Sub-Adviser will rebalance the portfolio on a quarterly basis in accordance with its target parameters. The rebalancing techniques may result in higher portfolio turnover compared to a “buy and hold” strategy.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.

6.	The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to delete the following risks: “Convertible Securities,” “Credit,” “Focus Investing,” “Foreign Investments/Developing and Emerging Markets,” “Growth Investing,” “Interest Rate,” and “Value Investing.”

7.	The section entitled “Principal Risks” of the Portfolio’s Prospectuses is hereby revised to include the following risks:

Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Portfolio’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Portfolio’s volatility may not be lower than that of the Index during all market cycles due to market factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

8.	The following paragraph is included in the section entitled “Performance Information” of the Portfolio’s Prospectuses:

The Portfolio’s performance prior to May 1, 2019 reflects returns achieved by a different sub-adviser and pursuant to a different investment objective and different principal investment strategies. If the Portfolio’s current sub-adviser, investment objective, and strategies had been in place for the prior periods, the performance information shown would have been different.